Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information (Detail) - BRL (R$)
R$ in Thousands
12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information [Line Items]
Profit (loss) before taxes	[1]	R$ (4,378,648)	R$ (13,434,628)	R$ (6,547,116)
Operating Segments
Segment Information [Line Items]
Profit (loss) before taxes		(3,440,455)	(12,603,876)	(7,026,804)
Other Businesses
Segment Information [Line Items]
Profit (loss) before taxes		R$ (938,193)	R$ (830,752)	R$ 479,688

[1]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)